Business Combination	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business Combination

(4) Business Combination

Solaria Acquisition

On November 4, 2022, Complete Solar Holdings acquired Solaria for aggregate consideration paid of $89.1 million, comprising of $0.1 million in cash, 2,884,550 shares of common stock with an aggregate fair value of $17.3 million, 6,803,549 shares of preferred stock with an aggregate fair value of $52.2 million, 78,962 common stock warrants for an aggregate value of $0.2 million, 1,376,414 preferred stock warrants for an aggregate fair value of $7.8 million, 5,382,599 stock options with an aggregate fair value of $10.0 million attributable to services provided prior to the acquisition date, and the payment of seller incurred transaction expenses of $1.5 million. In addition, the Company assumed $14.1 million of unvested Solaria stock options, which has been and will be recorded as stock-based expense over the remaining service period. Solaria designs, develops, manufactures, and generates revenue from the sale of silicon photovoltaic solar panels and licensing of its technology to third parties. At the time of the acquisition, the Company believed that the acquisition of Solaria would establish the Company as a full system operator, with a compelling customer offering with best-in-class technology, financing, and project fulfilment, which would enable the Company to sell more product across more geographies in the U.S. and Europe. This transaction was accounted for as a business combination in accordance with ASC 805, Business Combinations. Subsequent to the acquisition as discussed above, the Company sold certain intangible assets constituting the Solaria business in October of 2023, resulting in the results of the Solaria business to be reflected as discontinued operations and certain intangible assets and goodwill to be recognized as held-for-sale. Refer to Note 8 – Divestiture for further details.

Acquisition costs of $1.3 million were expensed by the Company and are included in general and administrative expenses within the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022.

The fair value of assets acquired and liabilities assumed was based upon a preliminary valuation and the Company’s estimates and assumptions are subject to change within the measurement period. The following table summarized the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash, cash equivalents and restricted cash	$5,402
Accounts receivable	4,822
Inventories	5,354
Prepaid expenses and other current assets	8,569
Property and equipment	830
Operating lease right-of-use asset	1,619
Intangible assets	43,100
Other non-current assets	112
Total identifiable assets acquired	69,808
Accounts payable	4,210
Accrued expenses and other current liabilities	11,845
Notes payable	20,823
Deferred revenue	73
Operating lease liabilities, net of current portion	1,132
Warranty provision, noncurrent	1,566
SAFE agreements	60,470
Total identifiable liabilities assumed	100,119
Net identifiable liabilities assumed	30,311
Goodwill	119,422
Total aggregate consideration paid	$89,111

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired and has been allocated to the Company’s single reporting unit. Goodwill was subsequently reclassified to long-term assets held for sale – discontinued operations, on the Company’s balance sheet as of December 31, 2022, stemming from the sale of the Solaria business discussed in Note 8 – Divestiture below.

Intangible assets acquired and subsequently disposed of as part of the Solaria sale discussed in Note 8 – Divestiture below are as follows (in thousands):

Trademarks	$5,700
Developed technology	12,700
Customer relationships	24,700
Total intangible assets	$43,100

The income approach, using the relief from royalty method, was used to value trademarks and developed technology. Significant assumptions included in the valuation of trademarks and developed technology include projected revenues, the selected royalty rate and the economic life of the underlying asset.

The income approach, using the multi-period excess earning method, was used to value customer relationships. Significant assumptions included in the valuation of customer relationships include projected revenues, customer attrition and expense growth over the forecasted period.

As a result of the Solaria acquisition, the Company recognized $45.9 million of deferred tax assets. Due to the uncertainty surrounding the Company’s ability to realize such deferred income tax assets, a full valuation allowance has been established. Net operating losses were incurred by Solaria from November 4, 2022 through the divestiture in 2023. An unrecognized tax benefit was recorded in 2023 related to all acquired losses and post-acquisition losses due to the divestiture. Refer to Note 19 – Income Taxes for additional details.